Long-Term Debt (Interest Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Interest on long-term debt	$ 61,917,000	$ 60,754,000
Debt Instrument, Covenant Compliance	The Company is in compliance with all covenants and restrictions.	The Company is in compliance with all covenants and restrictions.